Business combination	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combination
42.	Business combination
During the year ended December 31, 2022, the Company’s subsidiary Senex Holdings Pty Ltd acquired 100% shares in Senex Energy Limited as of April 1, 2022. The acquisition was made to operate a land gas field production and development project in Queensland, eastern Australia, with the expectation of securing natural gas reserves and expanding the Company’s
market share in eastern Australia.

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date is as follows:

(in millions of Won)	April 1, 2022
Assets
Cash and cash equivalents	￦	39,967
Trade accounts, notes receivable and other receivables, net		21,455
Inventories		12,693
Other current assets		3,054

Total current assets		77,169

Other long-term financial assets		1,257
Property, plant and equipment, net		244,058
Intangible assets, net		1,011,517

Total non-current assets		1,256,832

Total assets	￦	1,334,001

Liabilities
Trade accounts and notes payable	￦	78,027
Short-term borrowings		71,959
Other short-term financial liabilities		14,471
Provisions		343
Other current liabilities		21,544

Total current liabilities		186,344

Other payables		181,913
Long-term borrowings		68,034
Other long-term financial liabilities		1,553
Other non-current liabilities		70,982
Long-term provisions		24,115

Total non-current liabilities		346,597

Total liabilities	￦	532,941

Net assets		801,060

Share acquisition ratio (%)		100

Net assets acquired		801,060

Consideration paid		801,060

Had Senex Energy Limited been acquired on January 1, 2022, the Company’s revenue and net income would have been
￦
85,041,679 million and
￦
3,563,283 million, respectively. Revenue and net income of Senex Energy Limited since the inclusion in consolidation are
￦
186,794 million and
￦
24,621 million. In addition,
￦
3,247 million (2021:
￦
1,812 million) was incurred in relation with the business combination, and the cost was recognized as other administrative expenses in the consolidated statement of comprehensive income.